CONTINGENCIES AND COMMITMENTS (Details) (Henan Green [Member], USD $)	0 Months Ended
	Dec. 06, 2012	Nov. 04, 2012	Oct. 13, 2012	Oct. 09, 2012	Nov. 04, 2011	Oct. 31, 2011	Dec. 31, 2012
Henan Green [Member]
Commitments And Contingencies [Line Items]
Loss contingency possible amount	$ 9,600,000	$ 48,200,000	$ 32,100,000	$ 16,100,000	$ 4,000,000	$ 2,400,000	$ 6,400,000
Loss contingency possible amount agreement two		$ 16,100,000
Loss contingency minimum guarantee percentage	120.00%	120.00%	120.00%	120.00%
Loss contingency minimum guarantee percentage agreement two		120.00%
Guarantee termination date	2013-12-05	2013-12-31	2015-12-03	2013-08-28	2014-09-07	2013-11-03
Guarantee termination date agreement two		2013-10-26